CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Statement of Financial Position [Abstract]
Allowance for credit losses | $	$ 9,927	$ 12,197
Common stock authorized (in shares)	125,000,000	125,000,000
Common stock issued (in shares)	74,774,827	74,774,827
Common stock outstanding (in shares)	63,476,860	63,050,434
Treasury stock (in shares)	11,297,967	11,724,393